Retirement Benefits – Defined Benefit Obligations	12 Months Ended
Dec. 31, 2025
Retirement Benefits – Defined Benefit Obligations [Abstract]
Retirement benefits – Defined benefit obligations
19.	Retirement benefits – Defined benefit obligations

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the years 2025, 2024 and 2023, are as follows:

a)	Movement in defined benefit liability and post-employment

The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

	Defined benefits				Post-employment benefits
	Seniority premium and termination indemnity at retirement (Betterware-Jafra)				Pension plan (Jafra)
	2025		2024	2023	2025	2024	2023

Balance at January 1	Ps.	53,624	44,459	30,148	74,688	82,691	123,759

Additions for subsidiaries’ acquisition			-	-		-	-

Included in profit or loss:
Past service cost		(3,146)	-	(1,010)	(8,237)	-	(29,615)
Current service cost		5,887	4,996	4,246	3,804	4,345	5,605
Interest cost		5,529	3,988	3,426	7,947	7,408	10,487

Net (gain) cost of the period		8,270	8,984	6,662	3,514	11,753	(13,523)

Included in other comprehensive income:
Remeasurement of defined benefit obligation		7,217	5,663	11,730	8,173	(15,888)	10,630

Others:
Benefits paid		(2,803)	(5,482)	(3,123)	(4,710)	(3,868)	(38,175)
Others		2	-	(958)	16	-	-
Balance as of December 31	Ps.	66,310	53,624	44,459	81,681	74,688	82,691

The conditions of the pension plan (Jafra) are described below:

As of September 30, 2023, Jafra modified the conditions of its pension plan, which generated a past service benefit effect of Ps. (29,615) in Jafra’s pension plan as described below:

Conditions before October 2023:

a)	Normal retirement: Retirement of the employee upon reaching age 65 with at least 20 years of service for the Company.

b)	Early retirement: Early retirement of the employee as long as he or she has turned 60 and has at least 10 years of service within the Company.

Conditions after October 2023:

Employee groups:

●	Group 1: Jafra employees who, as of September 30, 2023, are 60 years of age or older and have 10 years of continuous service and employees who join Jafra on a date after September 30, 2023.

●	Group 2 (transition): Jafra employees who, as of September 30, 2023, are 60 years of age or older and have 10 years of continuous service.

a) Normal retirement:

●	Group 1: Retirement upon reaching age 65 with at least 20 years of service for the Company.

●	Group 2: Retirement upon turning 65 with at least 10 years of service within the Company.

b) Early retirement:

●	Group 1: The employee will not have the possibility of exercising early retirement, therefore, to be entitled to any benefit from this plan, he or she must turn 65 years old with at least 20 years of service for the Company.

●	Group 2: The employee who does not reach the normal retirement date may retire with early retirement as long as he or she has turned 60 years old with at least 10 years of service within the Company.

b)	Actuarial assumptions

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2025		2024		2023
	BWM	JAFRA	BWM	JAFRA	BWM	JAFRA
Financial:
Future salary growth	6.5%	5.50%	7.0%	5.5%	7.0%	5.5%
Discount rate	9.2%	9.75%	9.7%	11.0%	9.7%	9.3%

Demographic:
Number of employees	945	1,496	934	1,400	938	1,356
Average age	36 years	38 years	35 years	38 years	35 years	38 years
Average longevity	4 years	7 years	4 years	7 years	3 years	7 years

c)	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of December 31:
	2025			2024		2023
	BWM		JAFRA	BWM	JAFRA	BWM	JAFRA

Increase / decrease in the discount rate
+ 0.50%	Ps.	815	40	1,206	28	500	94
- 0.50%		(902)	(40)	(717)	(30)	(500)	(98)